Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
LITTON LOAN SERVICING LP,
July 25, 2006
June 30, 2006
June 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
07/21/2006 3:27 pm
C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Jul-06
Accrual Periods:
Begin End
Determination Date:
14-Jul-06
Libor Certificates 6/30/2006 7/24/2006
Record Date Libor Certificates:
24-Jul-06
Fixed Certificates, Class CE 6/1/2006 6/30/2006
Record Date Other Certificates:
30-Jun-06
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $258,402,000.00 $258,402,000.00 $12,623,832.66 $970,801.96 $0.00 $13,594,634.62 $0.00 $0.00 $245,778,167.34
A-2 $54,763,000.00 $54,763,000.00 $0.00 $207,643.04 $0.00 $207,643.04 $0.00 $0.00 $54,763,000.00
A-3 $82,462,000.00 $82,462,000.00 $0.00 $314,386.38 $0.00 $314,386.38 $0.00 $0.00 $82,462,000.00
A-4 $52,710,000.00 $52,710,000.00 $0.00 $204,983.33 $0.00 $204,983.33 $0.00 $0.00 $52,710,000.00
M-1 $20,594,000.00 $20,594,000.00 $0.00 $80,516.82 $0.00 $80,516.82 $0.00 $0.00 $20,594,000.00
M-2 $18,089,000.00 $18,089,000.00 $0.00 $70,974.20 $0.00 $70,974.20 $0.00 $0.00 $18,089,000.00
M-3 $11,132,000.00 $11,132,000.00 $0.00 $43,832.25 $0.00 $43,832.25 $0.00 $0.00 $11,132,000.00
M-4 $9,461,000.00 $9,461,000.00 $0.00 $37,646.90 $0.00 $37,646.90 $0.00 $0.00 $9,461,000.00
M-5 $9,183,000.00 $9,183,000.00 $0.00 $36,668.23 $0.00 $36,668.23 $0.00 $0.00 $9,183,000.00
M-6 $8,348,000.00 $8,348,000.00 $0.00 $33,739.83 $0.00 $33,739.83 $0.00 $0.00 $8,348,000.00
B-1 $8,070,000.00 $8,070,000.00 $0.00 $47,075.00 $0.00 $47,075.00 $0.00 $0.00 $8,070,000.00
B-2 $6,401,000.00 $6,401,000.00 $0.00 $37,339.17 $0.00 $37,339.17 $0.00 $0.00 $6,401,000.00
B-3 $4,174,000.00 $4,174,000.00 $0.00 $24,348.33 $0.00 $24,348.33 $0.00 $0.00 $4,174,000.00
B-4 $5,561,000.00 $5,561,000.00 $0.00 $32,439.17 $0.00 $32,439.17 $0.00 $0.00 $5,561,000.00
CE* $7,245,685.44 $7,245,685.44 $0.00 $1,281,359.86 $0.00 $1,281,359.86 $0.00 N/A $7,245,685.44
P N/A $0.00 $0.00 $249,269.67 $0.00 $249,269.67 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $549,350,000.00 $549,350,000.00 $12,623,832.66 $3,673,024.14 $0.00 $16,296,856.80 $0.00 $0.00 $536,726,167.34
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 81376WAA3 $48.85346344 $3.75694445 NA $52.61040789 $0.00000000 $0.00000000 $951.14653656 5.41000%
A-2 81376WAB1 $0.00000000 $3.79166664 NA $3.79166664 $0.00000000 $0.00000000 $1,000.00000000 5.46000%
A-3 81376WAC9 $0.00000000 $3.81250006 NA $3.81250006 $0.00000000 $0.00000000 $1,000.00000000 5.49000%
A-4
81376WAD7
$0.00000000 $3.88888883 NA $3.88888883 $0.00000000 $0.00000000 $1,000.00000000 5.60000%
M-1 81376WAE5 $0.00000000 $3.90972225 NA $3.90972225 $0.00000000 $0.00000000 $1,000.00000000 5.63000%
M-2 81376WAF2 $0.00000000 $3.92361103 NA $3.92361103 $0.00000000 $0.00000000 $1,000.00000000 5.65000%
M-3 81376WAG0 $0.00000000 $3.93750000 NA $3.93750000 $0.00000000 $0.00000000 $1,000.00000000 5.67000%
M-4 81376WAH8 $0.00000000 $3.97916711 NA $3.97916711 $0.00000000 $0.00000000 $1,000.00000000 5.73000%
M-5 81376WAJ4 $0.00000000 $3.99305565 NA $3.99305565 $0.00000000 $0.00000000 $1,000.00000000 5.75000%
M-6 81376WAK1 $0.00000000 $4.04166627 NA $4.04166627 $0.00000000 $0.00000000 $1,000.00000000 5.82000%
B-1 81376WAL9 $0.00000000 $5.83333333 NA $5.83333333 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-2 81376WAM7
$0.00000000 $5.83333385 NA $5.83333385 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-3 81376WAN5 $0.00000000 $5.83333253 NA $5.83333253 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-4 81376WAP0 $0.00000000 $5.83333393 NA $5.83333393 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE NA $0.00000000 $176.84453329 NA $176.84453329 $0.00000000 $0.00000000 $1,000.00000000 NA
P 81376WAQ8 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.35000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Index +
Interest
Allocation of
Basis Risk
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
AV-1 5.41000% $970,801.96 $0.00 $0.00 $0.00 $0.00 $0.00 $970,801.96 $0.00
AV-2 5.46000% $207,643.04 $0.00 $0.00 $0.00 $0.00 $0.00 $207,643.04 $0.00
AV-3 5.49000% $314,386.38 $0.00 $0.00 $0.00 $0.00 $0.00 $314,386.38 $0.00
AV-4 5.60000% $204,983.33 $0.00 $0.00 $0.00 $0.00 $0.00 $204,983.33 $0.00
M-1 5.63000% $80,516.82 $0.00 $0.00 $0.00 $0.00 $0.00 $80,516.82 $0.00
M-2 5.65000% $70,974.20 $0.00 $0.00 $0.00 $0.00 $0.00 $70,974.20 $0.00
M-3 5.67000% $43,832.25 $0.00 $0.00 $0.00 $0.00 $0.00 $43,832.25 $0.00
M-4 5.73000% $37,646.90 $0.00 $0.00 $0.00 $0.00 $0.00 $37,646.90 $0.00
M-5 5.75000% $36,668.23 $0.00 $0.00 $0.00 $0.00 $0.00 $36,668.23 $0.00
M-6 5.82000% $33,739.83 $0.00 $0.00 $0.00 $0.00 $0.00 $33,739.83 $0.00
B-1 7.00000% $47,075.00 $0.00 $0.00 $0.00 $0.00 $0.00 $47,075.00 $0.00
B-2 7.00000% $37,339.17 $0.00 $0.00 $0.00 $0.00 $0.00 $37,339.17 $0.00
B-3 7.00000% $24,348.33 $0.00 $0.00 $0.00 $0.00 $0.00 $24,348.33 $0.00
B-4 7.00000% $32,439.17 $0.00 $0.00 $0.00 $0.00 $0.00 $32,439.17 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $551,741.48 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $16,411,555.50
Net Payments to Trust from Swap Counterparty $0.00
Supplemental Interest Trust:
Net Funds from Supplemental Interest $0.00
Swap Notional Balance $513,735,112.45 $16,411,555.50
Deposit: Investment Income $0.00 Distributions (B):
Deposit: Net Counterparty Payment $0.00 Trustee Fee $2,319.15
Deposit: Counterparty Termination Payment $0.00 Net Payments to Counterparty from Swap Trust $112,379.55
Deposit / Withdrawal : Net Trust Payment to Counterparty $112,379.55 Total Interest distributed $3,673,024.14
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 Total Principal distributed $12,623,832.66
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 $16,411,555.50
Withdrawal : to pay interest on certificates $0.00 (A)-(B): $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00
Withdrawal : to CE, remaining amounts $0.00 Collection Account Ending Balance $0.00
Fees:
Total Fees
$234,234.06
Servicng Fee $231,914.91
Trustee Fee
$2,319.15
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
July 25, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess Reserve Fund Beginning Balance $0.00
A) Rolling 6-Month Delinquency Average 0.000% Excess available interest (A): $1,281,359.86
B) Ending Collateral Balance $543,971,852.78
C) 40.14% of prior period Senior Enhancement % 7.988% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Required Basis Risk Reserve Deposit to BRRF $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE $1,281,359.86
F) Applicable Cumulative Loss % 100.000%
G) Cumulative Loss % 0.0000%
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $0.00 (B): $1,281,359.86
(A)-(B) ($0.00)
A Trigger Event will occur if either (1) or (2) is True: Excess Reserve Fund Ending Balance $0.00
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.14% of prior Senior Enhancement %(A >= C) NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Subordination:
Stepdown Date:
Subordinated Amount (before distributions) $7,245,685.44 Relevant Information:
Subordination Release Amount $0.00 Senior Enhancement Percentage 19.901523%
Subordination Deficiency $0.00
Specified Subordinated Amount $7,245,685.44 The earlier of:
Subordinated Amount (after distributions) $7,245,685.44 1) Distribution after Class A balances reduced to zero NO
1) later of (x) Distribution in July 2009 NO
(y) Date when Senior Enhancement % >=38.90% NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
556,595,685.44
12,623,832.66
0.00
543,971,852.78
251,608.45
12,207,768.60
164,455.61
0.00
0.00
12,623,832.66
3,770,368.08
231,914.91
0.00
0.00
0.00
0.00
0.00
3,538,453.17
249,269.67
0.00
16,411,555.50
0.00
231,914.91
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,648
2,600
0.9773190000
8.12878%
7.62378%
12.70496%
0.00
0.00
0.00
0.00
7,139,384.61
27
0
0.00
GROUP:
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,594
542,630,412.90
542,886,274.44
6
1,341,439.88
1,342,286.73
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,594
542,630,412.90
542,886,274.44
6
1,341,439.88
1,342,286.73
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
523 27,826,441.81 5.12%
100K to 199.99K
901 138,577,340.28 25.48%
200K to 299.99K
643 157,123,803.53 28.88%
300K to 399.99K
328 112,086,199.03 20.61%
400K to 499.99K
106 46,989,056.20 8.64%
500K to 599.99K
54 29,452,452.73 5.41%
600K to 699.99K
21 13,464,685.96 2.48%
700K to 799.99K
21 15,431,655.80 2.84%
800K to 899.99K
1 840,000.00 0.15%
900K to 999.99K
1 937,496.53 0.17%
1200K to 1299.99K
1 1,242,720.91 0.23%
Total
2,600
543,971,852.78
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1200K to 1299.99K
Balance
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 197,748.48 0.04%
5.50% - 5.99%
7 1,351,793.17 0.25%
6.00% - 6.49%
47 12,701,715.24 2.33%
6.50% - 6.99%
263 69,859,076.19 12.84%
7.00% - 7.49%
356 88,074,569.82 16.19%
7.50% - 7.99%
509 127,149,718.55 23.37%
8.00% - 8.49%
324 75,171,859.81 13.82%
8.50% - 8.99%
359 81,303,963.95 14.95%
9.00% - 9.49%
147 29,487,739.43 5.42%
9.50% - 9.99%
136 22,775,706.11 4.19%
10.00% - 10.49%
47 6,555,262.11 1.21%
10.50% - 10.99%
88 8,077,574.19 1.48%
11.00% - 11.49%
78 6,282,338.20 1.15%
11.50% - 11.99%
101 7,678,184.89 1.41%
12.00% - 12.49%
49 2,986,941.60 0.55%
12.50% - 12.99%
53 2,652,767.72 0.49%
13.00% - 13.49%
26 1,273,480.35 0.23%
13.50% - 13.99%
9 391,412.97 0.07%
Total
2,600
543,971,852.78
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.12%
Count
Balance ($)
%
2.00% - 2.99%
3 552,010.02 0.12%
3.00% - 3.99%
9 1,978,665.13 0.43%
4.00% - 4.99%
254 70,341,926.43 15.44%
5.00% - 5.99%
765 196,137,492.51 43.04%
6.00% - 6.99%
762 167,655,704.39 36.79%
7.00% - 7.99%
73 16,541,791.39 3.63%
8.00% - 8.99%
15 2,514,650.85 0.55%
Total
1,881
455,722,240.72
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.83%
Count
Balance ($)
%
0.00% - 0.99%
161 39,922,983.99 8.76%
2.00% - 2.99%
1 187,530.40 0.04%
5.00% - 5.99%
8 1,771,501.11 0.39%
6.00% - 6.99%
190 51,668,487.11 11.34%
7.00% - 7.99%
649 166,965,467.56 36.64%
8.00% - 8.99%
580 136,361,330.15 29.92%
9.00% - 9.99%
211 43,473,237.66 9.54%
10.00% - 10.99%
37 7,899,040.38 1.73%
11.00% - 11.99%
33 5,724,717.99 1.26%
12.00% - 12.99%
10 1,578,134.30 0.35%
13.00% - 13.99%
1 169,810.07 0.04%
Total
1,881
455,722,240.72
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.37%
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
10.00% - 10.99%
2 421,893.14 0.09%
11.00% - 11.99%
21 4,879,743.86 1.07%
12.00% - 12.99%
203 56,168,459.29 12.33%
13.00% - 13.99%
692 179,192,379.15 39.32%
14.00% - 14.99%
615 144,677,084.80 31.75%
15.00% - 15.99%
237 48,801,053.27 10.71%
16.00% - 16.99%
53 11,132,582.53 2.44%
17.00% - 17.99%
34 6,404,792.33 1.41%
18.00% - 18.99%
14 2,002,619.80 0.44%
19.00% - 19.99%
10 2,041,632.55 0.45%
Total
1,881
455,722,240.72
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.10%
Count
Balance ($)
%
6
1,881 455,722,240.72 100.00%
Total
1,881
455,722,240.72
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,881 455,722,240.72 100.00%
Total
1,881
455,722,240.72
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,881 455,722,240.72 100.00%
Total
1,881
455,722,240.72
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
94 21,078,232.93 3.87%
3 Units
28 4,285,196.30 0.79%
4 Units
11 3,554,270.99 0.65%
Condominium
203 38,221,713.46 7.03%
Planned Unit Development
185 38,882,701.10 7.15%
Single Family
2,078 437,872,806.77 80.50%
Townhouse
1 76,931.23 0.01%
Total
2,600
543,971,852.78
100.00%
Property Type
Type
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
84 19,424,678.16 3.57%
2006
2,516 524,547,174.62 96.43%
Total
2,600
543,971,852.78
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
0.00% - 4.99%
2 58,357.58 0.01%
5.00% - 9.99%
12 206,049.80 0.04%
10.00% - 14.99%
9 435,883.88 0.08%
100.0% - 105.0%
38 7,806,670.64 1.44%
15.00% - 19.99%
40 1,666,966.19 0.31%
20.00% - 24.99%
327 15,237,020.05 2.80%
25.00% - 29.99%
14 1,608,521.28 0.30%
30.00% - 34.99%
8 899,542.04 0.17%
35.00% - 39.99%
12 1,621,842.59 0.30%
40.00% - 44.99%
25 3,864,724.49 0.71%
45.00% - 49.99%
26 4,916,214.60 0.90%
50.00% - 54.99%
49 8,165,234.02 1.50%
55.00% - 59.99%
56 11,578,644.42 2.13%
60.00% - 64.99%
128 29,486,053.38 5.42%
65.00% - 69.99%
166 39,010,838.22 7.17%
70.00% - 74.99%
141 30,042,063.55 5.52%
75.00% - 79.99%
195 48,480,434.70 8.91%
80.00% - 84.99%
860 223,782,424.37 41.14%
85.00% - 89.99%
151 37,753,343.39 6.94%
90.00% - 94.99%
292 66,108,998.39 12.15%
95.00% - 99.99%
49 11,242,025.20 2.07%
Total
2,600 543,971,852.78 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
97 - 120
9 90,817.00 0.02%
169 - 192
23 2,594,226.92 0.48%
217 - 240
7 1,034,750.74 0.19%
337 - 360
2,001 385,074,034.93 70.79%
457 - 480
560 155,178,023.19 28.53%
Total
2,600
543,971,852.78
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 388
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
9 90,817.00 0.02%
169 - 192
273 14,945,176.80 2.75%
217 - 240
7 1,034,750.74 0.19%
337 - 360
2,311 527,901,108.24 97.05%
Total
2,600
543,971,852.78
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 350
Count
Balance ($)
%
97 - 120
9 90,817.00 0.02%
169 - 192
23 2,594,226.92 0.48%
217 - 240
7 1,034,750.74 0.19%
337 - 360
2,001 385,074,034.93 70.79%
457 - 480
560 155,178,023.19 28.53%
Total
2,600
543,971,852.78
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 393
Count
Balance ($)
%
97 - 120
9 90,817.00 0.02%
169 - 192
273 14,945,176.80 2.75%
217 - 240
7 1,034,750.74 0.19%
337 - 360
2,311 527,901,108.24 97.05%
Total
2,600
543,971,852.78
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 355
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
6 408,094.59 0.08%
ALASKA
4 1,056,489.85 0.19%
ARIZONA
181 30,155,366.03 5.54%
ARKANSAS
1 121,812.27 0.02%
CALIFORNIA
502 155,435,690.24 28.57%
COLORADO
38 8,389,579.23 1.54%
CONNECTICUT
17 3,372,258.00 0.62%
DELAWARE
18 2,789,890.71 0.51%
DISTRICT OF COLUMBIA
13 3,762,865.80 0.69%
FLORIDA
679 130,011,607.70 23.90%
GEORGIA
50 6,057,482.91 1.11%
HAWAII
12 3,922,222.32 0.72%
IDAHO
9 1,386,935.80 0.25%
ILLINOIS
100 16,017,382.28 2.94%
INDIANA
15 1,536,245.07 0.28%
IOWA
1 28,138.08 0.01%
KANSAS
6 642,438.63 0.12%
KENTUCKY
9 946,554.70 0.17%
LOUISIANA
15 1,443,405.10 0.27%
MAINE
6 1,046,143.47 0.19%
MARYLAND
115 22,747,282.66 4.18%
MASSACHUSETTS
36 7,079,921.30 1.30%
MICHIGAN
26 3,496,181.11 0.64%
MINNESOTA
28 5,236,433.50 0.96%
MISSISSIPPI
7 883,526.78 0.16%
MISSOURI
19 2,349,186.85 0.43%
MONTANA
4 509,678.76 0.09%
NEBRASKA
1 148,238.28 0.03%
NEVADA
64 13,004,808.07 2.39%
NEW HAMPSHIRE
14 2,389,612.72 0.44%
NEW JERSEY
61 13,747,231.51 2.53%
NEW MEXICO
6 516,895.97 0.10%
NEW YORK
102 27,882,029.72 5.13%
NORTH CAROLINA
27 2,341,051.55 0.43%
OHIO
10 1,559,673.08 0.29%
OKLAHOMA
5 398,214.65 0.07%
OREGON
24 3,762,155.09 0.69%
PENNSYLVANIA
59 9,123,894.06 1.68%
RHODE ISLAND
15 2,010,029.60 0.37%
SOUTH CAROLINA
10 1,492,181.26 0.27%
SOUTH DAKOTA
2 146,602.29 0.03%
TENNESSEE
30 3,021,978.40 0.56%
TEXAS
49 5,531,448.04 1.02%
UTAH
14 2,720,593.86 0.50%
VERMONT
1 164,810.24 0.03%
VIRGINIA
120 31,810,894.01 5.85%
WASHINGTON
45 8,852,800.94 1.63%
WEST VIRGINIA
5 612,695.97 0.11%
WISCONSIN
16 1,566,707.26 0.29%
WYOMING
3 334,492.47 0.06%
Total
2,600
543,971,852.78
100.00%
Geographic Distribution by State
State
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
VIRGINIA
ARIZONA
NEW YORK
MARYLAND
ILLINOIS
NEW JERSEY
NEVADA
PENNSYLVANIA
WASHINGTON
COLORADO
MASSACHUSETTS
GEORGIA
TEXAS
MINNESOTA
HAWAII
DISTRICT OF
COLUMBIA
OREGON
MICHIGAN
CONNECTICUT
TENNESSEE
DELAWARE
UTAH
NEW HAMPSHIRE
MISSOURI
NORTH CAROLINA
RHODE ISLAND
WISCONSIN
OHIO
INDIANA
SOUTH CAROLINA
LOUISIANA
IDAHO
ALASKA
MAINE
KENTUCKY
MISSISSIPPI
KANSAS
WEST VIRGINIA
NEW MEXICO
MONTANA
ALABAMA
OKLAHOMA
WYOMING
VERMONT
NEBRASKA
SOUTH DAKOTA
ARKANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 1
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,594
542,630,412.90
99.75%
542,886,274.44
6
1,341,439.88
0.25%
1,342,286.73
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,600
543,971,852.78
544,228,561.17
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,594
542,630,412.90
99.75%
542,886,274.44
6
1,341,439.88
0.25%
1,342,286.73
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,600
543,971,852.78
100.00%
544,228,561.17
Current
30 - 59
days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 1,341,439.88 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
6
1,341,439.88
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
1,341,439.88
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
6
1,341,439.88
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
July 2006
Count
Balance ($)
30 - 59 days
6 1,341,439.88
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
30 - 59 days
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
23.65%
12,372,224.21
23.65%
12,372,224.21
Life CPR
Percentage
Amount ($)
23.65% 23.65%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
7/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
7/1/2006
Group 1
Total
Amount ($)
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
48 12,236,110.00 12,207,768.60 0.00 556,595,685.44
2.19%
97.81%
1
Prepayment 2.19%
Liquidation 0.00%
Beginning Balance 97.81%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15653199 24,760.00 24,697.80 24,689.27 0.00 0.00 0.00 N/A 06/15/2006 8.53 11.490% 1,135.16
15660103 178,000.00 177,496.22 177,393.21 0.00 0.00 0.00 N/A 07/12/2006 103.01 8.900% 0.00
15670854 43,000.00 42,915.06 42,900.43 0.00 0.00 0.00 Voluntary PIF 06/29/2006 14.63 11.475% 858.30
15671233 52,500.00 52,459.69 52,449.33 0.00 0.00 0.00 N/A 07/03/2006 10.36 13.850% 0.00
15755424 82,000.00 81,808.56 81,775.65 0.00 0.00 0.00 N/A 06/05/2006 32.91 10.700% 4,092.05
15760911 34,000.00 33,971.04 33,963.60 0.00 0.00 0.00 N/A 06/02/2006 7.44 13.390% 0.00
15767718 296,000.00 294,991.47 294,785.74 0.00 0.00 0.00 N/A 06/27/2006 205.73 7.990% 9,428.03
15778103 475,200.00 475,200.00 475,200.00 0.00 0.00 0.00 N/A 06/19/2006 0.00 7.890% 23,760.00
15780521 318,400.00 318,400.00 318,400.00 0.00 0.00 0.00 N/A 06/06/2006 0.00 8.800% 0.00
15813454 350,000.00 349,527.79 349,289.32 0.00 0.00 0.00 N/A 07/11/2006 238.47 7.990% 17,476.38
15815111 365,000.00 364,427.68 364,138.92 0.00 0.00 0.00 N/A 06/02/2006 288.76 7.240% 18,250.00
15818032 178,500.00 178,341.06 178,260.60 0.00 0.00 0.00 N/A 07/03/2006 80.46 9.990% 0.00
15818115 197,200.00 196,779.73 196,637.83 0.00 0.00 0.00 N/A 07/13/2006 141.90 7.750% 6,096.91
15818248 424,000.00 423,532.62 423,374.97 0.00 0.00 0.00 N/A 06/28/2006 157.65 7.150% 12,109.69
15818586 109,000.00 108,938.23 108,907.03 0.00 0.00 0.00 N/A 06/21/2006 31.20 8.050% 1,441.98
15818594 164,500.00 164,425.15 164,387.31 0.00 0.00 0.00 N/A 06/21/2006 37.84 8.800% 0.00
15931330 125,000.00 124,908.28 124,884.89 0.00 0.00 0.00 N/A 07/11/2006 23.39 9.550% 0.00
15933245 425,750.00 424,342.83 424,102.07 0.00 0.00 0.00 N/A 07/01/2006 240.76 9.050% 0.00
15933443 117,000.00 116,758.50 116,722.61 0.00 0.00 0.00 Voluntary PIF 06/30/2006 35.89 12.000% 5,603.64
15933526 329,600.00 328,732.15 328,545.23 0.00 0.00 0.00 N/A 07/01/2006 186.92 8.990% 0.00
15933591 126,000.00 125,684.14 125,615.02 0.00 0.00 0.00 N/A 07/01/2006 69.12 9.150% 0.00
15934029 189,000.00 188,551.11 188,436.86 0.00 0.00 0.00 N/A 07/01/2006 114.25 8.650% 0.00
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15934318 248,000.00 247,703.61 247,628.32 0.00 0.00 0.00 N/A 07/01/2006 75.29 7.890% 0.00
15934664 158,000.00 156,972.72 156,854.56 0.00 0.00 0.00 N/A 07/01/2006 118.16 7.750% 0.00
15935703 613,600.00 613,595.17 613,595.14 0.00 0.00 0.00 N/A 07/01/2006 0.03 7.800% 19,144.32
15935950 318,000.00 317,575.36 317,467.54 0.00 0.00 0.00 N/A 07/01/2006 107.82 7.500% 9,528.12
15936446 184,000.00 183,754.27 183,691.87 0.00 0.00 0.00 N/A 07/10/2006 62.40 7.500% 0.00
15936826 356,000.00 355,283.71 355,101.10 0.00 0.00 0.00 N/A 07/01/2006 182.61 9.450% 13,440.00
15938061 638,350.00 637,420.75 637,231.17 0.00 0.00 0.00 N/A 07/01/2006 189.58 7.990% 20,379.54
15938228 202,500.00 201,877.87 201,750.79 0.00 0.00 0.00 N/A 07/01/2006 127.08 8.500% 6,858.54
15938335 365,000.00 364,338.12 364,213.27 0.00 0.00 0.00 N/A 07/01/2006 124.85 7.500% 10,931.70
15938376 75,000.00 74,880.38 74,854.82 0.00 0.00 0.00 N/A 07/01/2006 25.56 7.500% 2,247.18
15938590 454,750.00 454,099.34 453,966.58 0.00 0.00 0.00 N/A 07/01/2006 132.76 8.050% 14,622.06
15938996 502,500.00 501,318.12 501,117.13 0.00 0.00 0.00 N/A 07/01/2006 200.99 6.950% 13,935.36
15939184 300,000.00 299,403.83 299,302.27 0.00 0.00 0.00 N/A 07/11/2006 101.56 7.550% 0.00
15939325 308,000.00 307,013.11 306,844.19 0.00 0.00 0.00 N/A 07/01/2006 168.92 9.200% 11,296.74
15939853 300,000.00 296,903.23 296,826.89 0.00 0.00 0.00 N/A 07/01/2006 76.34 9.750% 0.00
15940299 160,000.00 159,790.12 159,747.26 0.00 0.00 0.00 N/A 07/01/2006 42.86 8.350% 5,337.00
15940554 230,000.00 229,475.75 229,342.26 0.00 0.00 0.00 N/A 07/14/2006 133.49 8.850% 0.00
15940737 135,000.00 134,648.29 134,576.30 0.00 0.00 0.00 N/A 07/01/2006 71.99 9.300% 2,694.39
15941420 625,000.00 624,191.96 624,026.94 0.00 0.00 0.00 N/A 07/01/2006 165.02 8.400% 0.00
15942428 120,000.00 119,653.30 119,582.43 0.00 0.00 0.00 N/A 07/01/2006 70.87 8.800% 4,211.82
15944234 420,000.00 419,635.88 419,561.27 0.00 0.00 0.00 N/A 07/12/2006 74.61 9.750% 0.00
15944291 140,000.00 139,810.91 139,772.31 0.00 0.00 0.00 N/A 07/01/2006 38.60 8.250% 4,613.76
15944911 135,000.00 134,858.93 134,830.07 0.00 0.00 0.00 N/A 07/10/2006 28.86 9.125% 4,921.06
15944952 247,000.00 246,173.40 246,032.00 0.00 0.00 0.00 N/A 07/01/2006 141.40 8.990% 0.00
15945306 144,000.00 143,643.69 143,553.04 0.00 0.00 0.00 N/A 07/13/2006 90.65 8.450% 4,855.94
15945405 252,000.00 251,553.23 251,439.19 0.00 0.00 0.00 N/A 07/01/2006 114.04 10.050% 0.00
Total:
48
12,236,110.00
12,212,464.16
4,695.56
12,207,768.60
0.00
0.00
0.00
249,269.67
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
07/21/2006 3:27 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
07/21/2006 3:27 pm